PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of September 30, 2025 and March 31, 2025, prepaid expenses and other current assets were comprised of the following:

	As of
	September 30,2025	March 31, 2025
Prepaid insurance expenses(i)	$75,332	$376,678
Deposit	30,008	73,350
Other prepayments	17,500	52,500
	$122,840	$502,528

(i)	The prepaid insurance expenses represented prepaid directors and officers’ insurance.